Prepayment for Acquisition (Details) - Sep. 26, 2022 ¥ in Millions, $ in Millions	USD ($)	CNY (¥)	CNY (¥)
Prepayment for Acquisition [Line Items]
Equity transfer amount	$ 10.0	¥ 72
Prepaid amount	$ 3.5		¥ 25
Mr. Xibo Liu [Member] | Yunnan Faxi Pharmaceuticals Co., Ltd [Member]
Prepayment for Acquisition [Line Items]
Ownership percentage	51.00%		51.00%